ORIX Corporation Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2019
Federal Home Loan Banks [Abstract]
Changes in Number of Shares Issued

Changes in the number of shares issued in fiscal 2017, 2018 and 2019 are as follows:

	Number of shares
	2017	2018	2019
Beginning balance	1,324,058,828	1,324,107,328	1,324,495,728
Exercise of stock options	48,500	388,400	133,400

Ending balance	1,324,107,328	1,324,495,728	1,324,629,128